AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 93.0%
Affiliated Mutual Funds — 29.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	65,290,657	$643,765,878
AST PGIM Fixed Income Central Portfolio*	404,113,307	3,996,680,607
AST T. Rowe Price Fixed Income Central Portfolio*	1,934	19,652

Total Fixed Income (cost $4,651,143,388)(wa)		4,640,466,137

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.6%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,465,908
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	16,562,721
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,264,843
			42,293,472
Collateralized Loan Obligations — 8.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.716%(c)	04/20/35	3,000	2,959,720
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35	33,000	33,214,408
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32	19,300	19,155,250
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.755%(c)	10/21/34	8,500	8,461,136
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.630%(c)	04/18/35	12,000	11,878,843
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.708%(c)	12/19/32	11,500	11,448,831
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.520%(c)	10/15/30	10,981	10,949,593
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)
6.608%(c)	04/20/31	7,756	$7,731,117
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.708%(c)	01/25/33	10,000	9,976,085
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	07/20/31	16,850	16,726,693
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34	3,500	3,473,593
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
7.556%(c)	10/20/33	42,500	42,717,298
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.690%(c)	01/17/34	5,000	4,933,882
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.760%(c)	07/15/34	4,500	4,430,880
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34	26,750	26,517,888
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.628%(c)	10/20/34	49,140	48,951,106
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.641%(c)	04/26/31	11,000	10,950,435
Guggenheim CLO STAT Ltd. (Cayman Islands),
Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)
7.941%(c)	10/25/31	49,460	49,682,225
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31	902	895,967
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.747%(c)	01/23/35	15,965	15,849,492
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34	5,375	5,288,328
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.763%(c)	10/20/31	9,969	9,895,565
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.512%(c)	07/18/30	7,892	$7,867,766
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34	8,000	7,963,028
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31	6,750	6,714,203
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.546%(c)	10/20/31	138,483	138,581,247
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32	5,000	4,969,901
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.598%(c)	10/15/32	5,000	4,957,632
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.610%(c)	07/15/29	9,457	9,414,825
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.837%(c)	10/23/34	4,000	3,965,616
Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.808%(c)	10/15/32	59,000	59,049,637
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.130% (Cap N/A, Floor 2.130%)
7.438%(c)	01/15/31	33,962	34,089,012
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.637%(c)	04/22/29	2,849	2,843,253
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.869%(c)	06/20/34	11,750	11,666,762
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	25,000	24,845,460
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.308%(c)	07/15/33	25,000	25,089,142
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.558%(c)	01/15/33	15,000	14,825,737
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.436%(c)	10/18/35	14,750	$14,750,000
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)
7.128%(c)	04/15/31	147,200	147,798,712
Rad CLO Ltd. (Cayman Islands),
Series 2020-07A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.770%(c)	04/17/33	9,926	9,864,317
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31	8,000	7,973,600
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.326%(c)	07/20/33	21,250	21,340,818
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
0.000%(c)	10/20/35	31,750	31,750,000
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31	14,222	14,184,741
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.778%(c)	01/20/35	18,750	18,546,911
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.677%(c)	10/23/31	7,250	7,201,395
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.707%(c)	07/23/33	18,750	18,642,204
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34	2,500	2,477,394
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.606%(c)	10/20/32	12,000	11,882,534
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	07/20/34	8,500	8,408,571
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.390% (Cap N/A, Floor 2.390%)
7.716%(c)	01/20/32	32,283	32,414,903

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
7.696%(c)	01/20/31	127,586	$127,813,838
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/34	7,750	7,681,924
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.650%(c)	10/17/32	20,000	19,903,614
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.648%(c)	10/20/29	9,009	8,995,653
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/31	25,250	25,186,875
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31	4,862	4,836,402
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34	1,500	1,486,285
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.860%(c)	04/15/30	1,254	1,249,471
			1,257,321,718
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,191,758
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	2,197	2,190,840
			17,382,598
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,530,408
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34	834	799,839
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34	538	442,730
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.514%(c)	03/25/33	149	$145,857
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	3,418	3,407,364
			4,795,790
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24	4,150	4,035,358
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.214%(c)	11/25/34	449	421,057
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.334%(c)	12/25/34	1,630	1,555,399
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.322%(cc)	07/27/50	2,476	2,117,992
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.334%(c)	05/25/34	577	539,247
			4,633,695

Total Asset-Backed Securities (cost $1,326,427,004)			1,332,993,039
Commercial Mortgage-Backed Securities — 6.3%
3650R Commercial Mortgage Trust,
Series 2022-PF02, Class A5
5.466%(cc)	11/15/55	8,500	7,956,995
Series 2022-PF02, Class ASB
5.466%(cc)	11/15/55	6,439	6,135,385
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.403%(cc)	02/15/55	8,250	6,849,034
BANK,
Series 2019-BN20, Class A2
2.758%	09/15/62	6,653	5,528,285
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	8,908,099
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	2,423,412
BANK5,
Series 2023-5YR03, Class A3
6.724%(cc)	09/15/56	45,000	46,086,570

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	10,000	$8,865,581
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	9,605,088
Series 2021-C10, Class ASB
2.268%	07/15/54	10,449	8,816,432
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	8,600,135
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,334,053
Benchmark Mortgage Trust,
Series 2020-B19, Class A5
1.850%	09/15/53	16,000	11,940,155
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	7,772,679
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,263,461
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	9,809,206
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	14,500	13,882,307
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month SOFR + 1.034% (Cap N/A, Floor 0.920%)
6.367%(c)	10/15/36	37,706	37,598,663
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)
7.747%(c)	10/15/36	4,250	4,180,063
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,515	4,063,657
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	11,488,241
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,026,482
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,370,459
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,508,491
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	15,709,040
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	13,533,492
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,480,459
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,313,976
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,512,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C04, Class A2
3.190%	10/12/50	1,523	$1,519,108
Series 2019-C07, Class A4
3.102%	12/15/72	15,000	12,641,729
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	646,007
Series 2013-CR12, Class A4
4.046%	10/10/46	12,954	12,917,300
Series 2014-CR19, Class A5
3.796%	08/10/47	20,910	20,531,778
Series 2014-CR20, Class A3
3.326%	11/10/47	6,369	6,230,709
Series 2014-LC15, Class A4
4.006%	04/10/47	15,680	15,536,139
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,520,523
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,506,727
Series 2014-UBS03, Class A4
3.819%	06/10/47	16,633	16,309,348
Series 2014-UBS04, Class A5
3.694%	08/10/47	17,422	16,935,691
Series 2015-CR22, Class A4
3.048%	03/10/48	5,000	4,813,359
Series 2015-DC01, Class A5
3.350%	02/10/48	11,086	10,606,134
Series 2015-LC19, Class A4
3.183%	02/10/48	9,100	8,732,780
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,596,168
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,770,079
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month SOFR + 1.647% (Cap N/A, Floor 1.600%)
6.980%(c)	05/15/36	1,776	1,763,792
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.530%(c)	05/15/36	11,970	11,886,459
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	6,601,914
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,119,786
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,456,919
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,019,119
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
6.431%(c)	05/15/35	4,569	4,546,632

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	3,644	$3,489,206
Fannie Mae-Aces,
Series 2018-M12, Class A2
3.758%(cc)	08/25/30	9,400	8,553,394
Series 2019-M25, Class A2
2.330%(cc)	11/25/29	5,000	4,267,087
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	24,000	18,516,156
Series 2022-M04, Class 2A2
1.249%(cc)	12/25/30	43,000	32,472,168
Series 2022-M13, Class A2
2.680%(cc)	06/25/32	30,048	24,348,399
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.298%(cc)	05/25/26	38,290	1,101,688
Series K093, Class XAM, IO
1.330%(cc)	05/25/29	51,135	2,863,115
Series K106, Class XAM, IO
1.729%(cc)	02/25/30	54,548	4,530,768
Series K734, Class X1, IO
0.784%(cc)	02/25/26	119,043	1,343,212
Series K736, Class XAM, IO
1.836%(cc)	07/25/26	63,677	2,637,743
Series K737, Class XAM, IO
1.120%(cc)	10/25/26	46,658	1,307,842
GS Mortgage Securities Trust,
Series 2014-GC18, Class A4
4.074%	01/10/47	26,203	26,038,829
Series 2014-GC20, Class A5
3.998%	04/10/47	20,857	20,655,468
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,451,879
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,442,160
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	6,569,191
Series 2019-GC39, Class A4
3.567%	05/10/52	9,500	8,316,290
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A4
4.199%	01/15/47	17,889	17,558,220
Series 2014-C18, Class A5
4.079%	02/15/47	29,090	28,784,639
Series 2014-C21, Class A5
3.775%	08/15/47	7,775	7,614,153
Series 2014-C22, Class A4
3.801%	09/15/47	33,000	32,117,144
Series 2014-C24, Class A4A1
3.373%	11/15/47	16,744	16,269,530
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,178,024
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,496,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,768	$8,138,396
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,055,357
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	8,916,884
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	4,625	4,260,210
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,229,143
Series 2016-JP03, Class A4
2.627%	08/15/49	4,535	4,153,108
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	25,100	22,910,311
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class A4
4.259%(cc)	10/15/46	2	2,486
Series 2016-C30, Class A4
2.600%	09/15/49	6,572	5,992,525
Series 2016-C31, Class A4
2.840%	11/15/49	7,284	6,699,345
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	9,968,148
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,458,825
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,300,538
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	4,776,670
Series 2018-C10, Class A3
4.048%	05/15/51	2,000	1,824,734
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,361,749
Series 2018-C12, Class A2 (original cost $321,486; purchased 10/10/18)(f)
4.152%	08/15/51	316	315,495
Series 2018-C14, Class A3
4.180%	12/15/51	12,258	11,243,559
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,001,037
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,950	8,637,208
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,198,428
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	13,288,944
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	13,975,532

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	$4,398,336

Total Commercial Mortgage-Backed Securities (cost $1,025,423,304)			984,800,444
Corporate Bonds — 24.4%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,231,833
3.250%	02/01/35	4,800	3,684,535
3.600%	05/01/34	3,160	2,552,274
3.625%	02/01/31	26,000	22,412,943
5.150%	05/01/30	25,000	23,887,412
			54,768,997
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	4,150	3,123,109
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,509	1,379,423
6.343%	08/02/30	19,089	18,787,510
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	8,008	7,465,831
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/15/28	25,000	24,215,015
5.375%	02/15/33	10,000	9,453,571
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25(a)	3,100	3,011,778
			67,436,237
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,743,326
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,124,304
4.625%	04/15/29	240	206,479
			4,074,109
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	4,400	4,172,139
4.950%	05/28/27	12,875	12,085,563
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,286,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	$7,776,654
Sr. Unsec’d. Notes
2.700%	06/10/31	9,970	7,630,736
3.100%	01/12/32	8,810	6,817,170
5.000%	04/09/27	13,805	13,247,594
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	7,300	5,612,339
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	06/29/29(a)	21,780	20,913,142
			81,541,525
Banks — 9.3%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	264,000
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	930,504
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	211,612
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24	285	280,756
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	15,167,183
2.687%(ff)	04/22/32	13,055	10,236,439
4.571%(ff)	04/27/33	72,239	64,140,156
5.288%(ff)	04/25/34	77,635	72,229,880
5.872%(ff)	09/15/34	50,000	48,612,379
6.204%(ff)	11/10/28	41,345	41,523,584
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	9,978,633
3.824%(ff)	01/20/28	5,000	4,640,599
4.078%(ff)	04/23/40	2,365	1,867,365
4.948%(ff)	07/22/28	14,625	14,050,647
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,852,531
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,795,225
7.437%(ff)	11/02/33	2,715	2,789,674
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	286,421
2.159%(ff)	09/15/29	2,350	1,936,943
3.375%	01/09/25	992	957,521
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	3,774,676

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citibank NA,
Sr. Unsec’d. Notes
5.803%	09/29/28	40,000	$40,021,112
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,192,427
3.057%(ff)	01/25/33	29,500	23,247,661
3.785%(ff)	03/17/33	59,567	49,609,540
6.270%(ff)	11/17/33(a)	37,556	37,452,065
Sub. Notes
4.450%	09/29/27	7,330	6,877,165
6.174%(ff)	05/25/34	29,325	28,115,720
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	425	370,333
2.552%(ff)	01/07/28	1,250	1,092,627
3.961%(ff)	11/26/25	200	193,045
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,291,629
2.615%(ff)	04/22/32	26,000	20,294,135
2.650%(ff)	10/21/32	1,975	1,526,480
3.102%(ff)	02/24/33	60,088	48,049,966
3.615%(ff)	03/15/28	8,500	7,844,324
3.814%(ff)	04/23/29	16,650	15,119,914
3.850%	01/26/27	240	225,070
4.482%(ff)	08/23/28(a)	25,000	23,654,121
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,394,077
3.973%(ff)	05/22/30	3,800	3,341,728
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	5,473,035
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	676,031
1.953%(ff)	02/04/32	23,952	18,144,482
2.963%(ff)	01/25/33	31,036	24,752,480
3.509%(ff)	01/23/29	17,000	15,418,858
4.565%(ff)	06/14/30	87,895	81,872,678
5.350%(ff)	06/01/34	84,900	80,581,221
Sub. Notes
5.717%(ff)	09/14/33	33,500	32,243,793
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	12,881,678
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	29,553,962
6.342%(ff)	10/18/33	39,595	39,875,496
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,556,609
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,180,630
2.943%(ff)	01/21/33	60,212	47,324,301
4.889%(ff)	07/20/33	48,776	44,335,002
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.250%(ff)	04/21/34	10,100	$9,379,647
5.424%(ff)	07/21/34	50,000	47,234,444
Sub. Notes, MTN
3.950%	04/23/27	655	608,341
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	60,000	58,082,168
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33	5,000	3,858,380
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	19,748,410
4.677%	06/15/27	13,000	12,434,019
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)	19,300	18,180,830
5.850%(ff)	10/21/33	44,715	42,346,440
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	2,000	1,924,600
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	621,503
4.125%	09/24/25	5,370	5,144,760
4.488%(ff)	05/12/26	2,930	2,835,115
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	417,657
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	13,875	12,994,332
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,041,908
2.879%(ff)	10/30/30	12,770	10,628,758
3.350%(ff)	03/02/33	17,300	13,967,813
3.526%(ff)	03/24/28	16,995	15,588,587
4.808%(ff)	07/25/28	31,570	30,118,969
4.897%(ff)	07/25/33	15,500	14,031,671
5.557%(ff)	07/25/34	50,000	47,380,574
			1,439,879,049
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	10,000	9,163,067
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	6,289,786
			15,452,853
Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/33	56,545	54,037,729

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/33	35,000	$34,138,845
			88,176,574
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	350	331,012
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	10,965	9,501,356
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	308,019
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	632,053
			10,772,440
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	11,287	10,356,336
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,402,172
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	127,393
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	607	604,915
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	346,486
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,285,470
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,731,560
			26,854,332
Commercial Services — 0.1%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	865	656,593
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	2,445	2,348,476
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,551,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	$5,829,846
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	2,945	2,736,966
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	973,323
			14,097,165
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	1,029,761
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	550	548,735
Diversified Financial Services — 0.1%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	6,675,277
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32(a)	5,065	3,992,691
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	7,621,693
			18,289,661
Electric — 1.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	6,959,427
4.700%	05/15/32	11,035	10,093,328
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	17,000	14,875,586
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,374,854
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	418,661
5.000%	02/01/31	725	587,085
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,305,246
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,790,845
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,233,794

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	$2,308,499
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	413,119
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	14,493,891
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	395,899
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	3,694,041
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	390	356,119
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	402,962
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,029,671
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,218,164
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	736,979
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	9,798,184
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	895,604
Kallpa Generacion SA (Peru),
Sr. Unsec’d. Notes, 144A
4.125%	08/16/27	290	265,034
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,060,203
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26(d)	200	89,000
Gtd. Notes, 144A
4.375%	06/18/26(d)	200	89,000
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	2,934,425
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,336,874
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,245,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	45,880	$44,263,842
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,170,461
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	508,193
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,548,316
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27	10,790	10,845,385
5.950%	11/01/32	37,960	37,888,199
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	6,855	6,763,045
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	4,638,001
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	457	380,311
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	5,550,872
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	18,326,046
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,064,336
5.625%	02/15/27	3,000	2,842,123
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,517,652
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,530	1,387,742
			265,096,131
Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	176,120
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	400	359,720
			535,840
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,274,567
4.250%	10/31/26	7,622	7,157,210

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47	4,220	$3,209,901
			12,641,678
Entertainment — 0.7%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	121,995	103,534,956
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	9,035	7,479,441
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	21,645	20,590,992
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	8,589,275
4.375%	06/01/46	820	636,034
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,089,945
4.125%	04/01/54	645	480,524
			31,386,770
Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	9,924,995
Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	973,335
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.500%	10/15/32	26,740	26,312,477
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	2,831,252
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	226,824
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	7,849,506
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	7,225	6,972,972
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	2,200	1,773,451
4.200%	05/15/32	32,077	29,230,813
4.500%	04/15/33	72,120	66,703,600
			142,874,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	$972,986
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	1,327	1,269,596
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,881,922
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30	4,005	3,115,083
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.900%	04/05/32	6,685	5,612,596
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,807,965
4.569%	02/01/29	2	1,885
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	459,581
			15,148,628
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.600%	04/13/32	6,100	5,410,792
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	358,331
			5,769,123
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
4.300%	05/23/27	11,570	11,091,851
Leisure Time — 0.0%
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25	1,885	1,787,566
Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	31,516	30,670,647
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	2,332,984
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	15,875	11,571,001
2.800%	04/01/31	13,605	10,604,583

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.400%	04/01/33(a)	47,737	$40,644,576
6.384%	10/23/35	5,822	5,420,470
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,168,999
4.150%	10/15/28	25,000	23,679,073
4.200%	08/15/34	1,575	1,375,857
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	6,976,690
			103,774,233
Mining — 0.2%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,175,982
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32(a)	32,650	25,555,853
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,278,270
			32,010,105
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	10,895	10,402,524
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	5,951,907
Oil & Gas — 1.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	14,410,355
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	2,514	2,247,443
4.000%	01/15/31	5,490	4,714,402
6.000%	06/13/33	5,800	5,614,840
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,938
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	66,942	51,872,004
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	34,500	34,540,306
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	210	193,110
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	946	951,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	$7,892,235
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,638,294
2.150%	01/15/31	5,110	4,031,207
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,393,312
4.350%	06/01/28	5,010	4,731,687
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,092,496
			149,324,629
Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,605	2,982,683
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,108,813
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,113,307
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,190,485
			20,395,288
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	92,370	81,497,160
3.850%	06/15/24	575	566,716
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	530	509,541
4.375%	10/15/28	14,520	13,719,600
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	4,944	4,675,512
4.780%	03/25/38	515	443,115
4.875%	07/20/35	1,260	1,125,772
5.000%	12/01/24	700	692,553
5.250%	02/21/33	50,000	47,287,283
5.300%	06/01/33	20,000	18,948,048
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	2,805	2,196,238
2.150%	12/10/31	5,000	3,946,674
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,459,019

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	11,565	$10,789,953
			189,857,184
Pipelines — 2.3%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	34,321	33,529,777
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	18,927,101
4.200%	04/15/27	1,510	1,421,869
4.950%	06/15/28	15,325	14,638,472
5.250%	04/15/29	20,923	20,059,365
5.500%	06/01/27	5,000	4,915,725
5.750%	02/15/33	25,551	24,583,100
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	11,461	9,737,576
3.125%	07/31/29	7,750	6,806,351
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	224,268
7.500%	06/01/30(a)	225	226,079
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	7,809,449
4.950%	09/01/32	40,226	36,641,589
5.000%	03/01/33(a)	15,000	13,660,056
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,436,202
4.500%	03/15/50	3,135	2,270,575
6.050%	09/01/33	25,070	24,637,587
6.100%	11/15/32	14,258	14,080,619
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	8,581,883
4.650%	10/15/25	2,185	2,120,888
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,314,698
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	15,804,183
5.200%	07/01/27	33,620	32,936,184
6.125%	03/15/33	20,000	19,620,290
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,360,228
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,038,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	$13,530,625
4.300%	03/04/24	1,000	992,486
5.650%	03/15/33	22,442	21,697,516
			362,603,544
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,668,283
3.850%	02/01/25	5,575	5,359,043
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29	8,500	7,623,365
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	116,582
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32	7,500	5,625,863
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	9,930	8,465,342
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,391,281
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,269,486
			40,519,245
Retail — 0.0%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	5,441,231
Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	1,413,194
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,251,262
4.150%	11/15/30	5,140	4,553,468
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	840,298
3.187%	11/15/36	4,513	3,236,554
3.419%	04/15/33	47,900	38,174,761
			60,469,537
Software — 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.450%	03/02/28	19,000	18,816,534

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	$87,073
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,602,293
6.250%	11/09/32	36,130	36,555,164
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	5,790	5,250,899
			63,311,963
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	13,475	10,141,720
2.550%	12/01/33	42,700	31,342,565
3.500%	09/15/53	4,246	2,623,414
4.300%	02/15/30	9,180	8,345,545
4.350%	03/01/29(a)	12,225	11,365,567
5.400%	02/15/34	36,790	34,411,631
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	154,800
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	374,376
Sprint LLC,
Gtd. Notes
7.125%	06/15/24	5,000	5,031,276
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	321,210
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	10,715	8,156,669
2.550%	02/15/31	13,265	10,559,122
3.875%	04/15/30	25,000	22,129,322
4.375%	04/15/40	525	421,654
5.050%	07/15/33	30,000	27,784,684
5.750%	01/15/34	20,000	19,510,788
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	93,585	71,338,855
2.550%	03/21/31	2,500	1,988,935
			266,002,133
Transportation — 0.0%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	3,772,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	$12,132,469

Total Corporate Bonds (cost $3,983,044,755)			3,787,804,787
Municipal Bonds — 0.3%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	18,736,004
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,088,122
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,970,667
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,140	1,111,119
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,735,724
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,815	1,829,050
			8,564,774
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,198,741
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	516,762
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,825,033
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,531,627

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	$2,289,736

Total Municipal Bonds (cost $52,781,453)			42,832,585
Residential Mortgage-Backed Securities — 0.4%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/35	1,348	1,194,500
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	39,650	38,254,796
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.865%(c)	10/25/41	2,380	2,375,502
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,203	1,106,487
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
7.129%(c)	11/25/28	1,721	1,721,966
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	3,221	3,034,498
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29	455	455,189
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	962	927,768
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	01/25/48	177	171,216
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.084%(c)	06/25/57	565	535,936
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.284%(c)	02/25/25	2,560	2,561,878
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,346	1,233,173
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	10/25/59	537	536,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.479%(cc)	09/25/36	788	$647,722

Total Residential Mortgage-Backed Securities (cost $55,175,062)			54,757,171
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	392,514
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	548,670
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	676,508
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,105,618
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,107,140
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,396,187
2.875%	10/17/29	15,600	13,352,276
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	660,555

Total Sovereign Bonds (cost $56,070,574)			52,239,468
U.S. Government Agency Obligations — 8.0%
Federal Home Loan Bank
3.500%	06/11/32	11,430	10,102,115
4.250%	09/10/32	595	557,353
Federal Home Loan Mortgage Corp.
2.500%	10/01/51	976	778,190
2.500%	11/01/51	981	780,211
2.500%	11/01/51	988	784,397
2.500%	11/01/51	988	784,439
2.500%	11/01/51	1,943	1,545,370
2.500%	11/01/51	34,863	27,733,465
2.500%	12/01/51	980	778,178
2.500%	12/01/51	983	780,523
2.500%	01/01/52	968	768,903
2.500%	01/01/52	2,917	2,317,485
4.000%	06/01/26	12	11,478
4.000%	02/01/34	23	22,241
4.000%	10/01/37	218	206,158
4.000%	11/01/37	363	343,314
4.000%	12/01/37	97	91,326
4.000%	01/01/38	792	749,192
4.000%	02/01/38	313	296,146
4.000%	03/01/38	32	30,325
4.000%	04/01/38	10,666	10,067,697

A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/01/38	193	$181,974
4.000%	05/01/38	4,543	4,287,825
4.000%	05/01/38	6,895	6,507,862
4.000%	06/01/38	3,341	3,153,428
4.000%	08/01/38	40,336	38,071,505
4.000%	08/01/52	42,287	37,676,540
4.000%	10/01/52	26,335	23,458,383
4.500%	07/01/52	4,850	4,455,366
4.500%	08/01/52	16,388	15,054,742
4.500%	09/01/52	37,455	34,404,469
6.250%	07/15/32(a)	55,980	61,886,165
6.750%	03/15/31	11,042	12,353,640
Federal National Mortgage Assoc.
2.500%	08/01/36	166,608	146,829,754
2.500%	10/01/51	981	778,930
2.500%	03/01/52	989	785,652
3.000%	TBA(tt)	33,000	27,283,008
3.000%	02/01/52	124,793	103,385,700
3.500%	05/01/52	156	134,147
3.500%	06/01/52	492	423,576
4.000%	11/01/25	20	19,721
4.000%	11/01/29	12	11,860
4.000%	04/01/33	8,760	8,310,216
4.000%	07/01/33	22	21,074
4.000%	08/01/33	19	17,769
4.000%	11/01/37	317	299,066
4.000%	12/01/37	197	185,570
4.000%	01/01/38	986	930,940
4.000%	02/01/38	1,259	1,187,946
4.000%	03/01/38	158	149,177
4.000%	03/01/38	2,289	2,162,048
4.000%	03/01/38	3,121	2,946,202
4.000%	04/01/38	1,470	1,387,286
4.000%	04/01/38	73,083	68,993,343
4.000%	05/01/38	2,265	2,139,704
4.000%	05/01/38	19,641	18,540,729
4.000%	06/01/38	168	158,514
4.000%	06/01/38	1,221	1,152,564
4.000%	07/01/38	43,212	40,794,675
4.000%	08/01/38	9,262	8,742,006
4.000%	07/01/52	5,847	5,210,519
4.500%	07/01/52	6,767	6,217,078
4.500%	08/01/52	20,196	18,551,554
4.500%	09/01/52	233,775	214,732,534
5.000%	TBA	74,000	72,057,500
5.000%	TBA(tt)	35,000	33,020,313
5.000%	08/01/52	1,826	1,724,816
6.000%	TBA(tt)	27,000	26,645,625
6.625%	11/15/30(k)	43,570	48,216,936
Government National Mortgage Assoc.
4.000%	TBA	15,000	13,513,476
4.000%	08/20/52	32,088	28,914,467
4.500%	08/20/52	21,484	19,871,776
Resolution Funding Corp. Principal Strips, Bonds
4.545%(s)	01/15/30	9,000	6,554,688
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	$168,768

Total U.S. Government Agency Obligations (cost $1,293,754,197)			1,234,191,632
U.S. Treasury Obligations — 14.8%
U.S. Treasury Bonds
1.375%	11/15/40	138,975	82,212,398
1.750%	08/15/41(a)	338,500	210,822,031
2.000%	11/15/41	226,690	147,135,978
2.250%	05/15/41(a)(k)(kk)	594,920	408,170,894
U.S. Treasury Notes
3.500%	04/30/28	10,000	9,531,250
3.750%	06/30/30(a)	206,700	196,171,219
3.875%	08/15/33	411,020	388,349,678
4.000%	07/31/30	12,570	12,108,445
4.125%	08/31/30	295,000	286,242,188
U.S. Treasury Strips Coupon
2.377%(s)	08/15/45	1,705	566,979
2.387%(s)	05/15/43	5,565	2,052,311
2.544%(s)	11/15/45	4,405	1,444,014
3.239%(s)	05/15/44	15,400	5,427,297
3.540%(s)	02/15/46	19,080	6,187,585
3.638%(s)	02/15/42	88,730	34,705,214
3.849%(s)	11/15/41	75,000	29,791,992
3.927%(s)	02/15/29	90,000	70,210,547
4.027%(s)	08/15/41	127,600	51,249,344
4.323%(s)	05/15/41	156,300	63,686,145
4.334%(s)	11/15/42	105,000	39,760,547
4.353%(s)	02/15/41(k)	315,000	130,035,938
4.486%(s)	08/15/40	282,180	120,091,841

Total U.S. Treasury Obligations (cost $2,494,410,165)			2,295,953,835

Total Long-Term Investments (cost $14,938,229,902)			14,426,039,098

	Shares
Short-Term Investments — 12.7%
Affiliated Mutual Funds — 12.7%
PGIM Core Government Money Market Fund(wa)	1,402,822,181	1,402,822,181
PGIM Institutional Money Market Fund (cost $572,171,275; includes $569,065,880 of cash collateral for securities on loan)(b)(wa)	572,584,063	572,240,513

Total Affiliated Mutual Funds (cost $1,974,993,456)		1,975,062,694

A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bond — 0.0%
Entertainment
Warnermedia Holdings, Inc.,
Gtd. Notes
3.528%	03/15/24	500	$493,412
(cost $499,105)

Total Short-Term Investments (cost $1,975,492,561)			1,975,556,106

TOTAL INVESTMENTS—105.7% (cost $16,913,722,463)			16,401,595,204

Liabilities in excess of other assets(z) — (5.7)%			(887,552,242)

Net Assets — 100.0%			$15,514,042,962

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $559,284,427; cash collateral of $569,065,880 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $321,486. The aggregate value of $315,495 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $95,000,000 is 0.6% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A16

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $63,932,422)	4.000%	TBA	10/12/23	$(70,000)		$(62,316,406)

Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,000	3 Month CME SOFR	Dec. 2023	$473,150,000	$(700,535)
10,738	5 Year U.S. Treasury Notes	Dec. 2023	1,131,349,022	(8,627,160)
53,144	10 Year U.S. Treasury Notes	Dec. 2023	5,742,873,500	(90,930,526)
9,272	10 Year U.S. Ultra Treasury Notes	Dec. 2023	1,034,407,500	(28,993,127)
				(129,251,348)
Short Positions:
5,192	2 Year U.S. Treasury Notes	Dec. 2023	1,052,475,190	3,279,361
22,742	20 Year U.S. Treasury Bonds	Dec. 2023	2,587,613,188	127,834,689
2,656	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	315,234,000	24,400,471
				155,514,521
				$26,263,173
Credit default swap agreement outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	134,160		4.795%		$1,037,767		$1,296,082		$258,315
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A17

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A18